Warrants (Tables)	6 Months Ended
May 31, 2018
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
	Exercise	Number		Shares issuable
Warrant	price	outstanding	Expiry	upon exercise

July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,778,722	June 02, 2021	1,389,361
October 2017 Warrants	$1.25	1,818,182	October 13, 2020	1,818,182
March 2018 Warrants	$0.60	2,916,667	March 16, 2021	2,916,667
March 2018 Warrants	$0.60	1,500,000	March 21, 2021	1,500,000
Placement Agent Warrants	$1.375	181,818	October 13, 2020	181,818
March Placement Agent Warrants	$0.75	291,667	March 16, 2021	291,667
March Placement Agent Warrants	$0.75	150,000	March 21, 2021	150,000
		10,507,056		8,465,195

Schedule Of Warrant Transactions
	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	1,491,742	870,000	2,778,722	1,818,182	181,818	—	—	7,140,464
Issued	—	—	—	—		4,416,667	441,667	4,858,334
Expired	(1,491,742)	—	—	—	—	—	—	(1,491,742)
Outstanding, May 31, 2018	—	870,000	2,778,722	1,818,182	181,818	4,416,667	441,667	10,507,056

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	Total
Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	5,476,482
Exercised	—	—	(306,018)	(306,018)
Outstanding, May 31, 2017	1,491,742	870,000	2,808,722	5,170,464